Business combinations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Disclosure of Purchase Price Allocation to Assets Acquired and Liabilities Assumed in the Acquisition	The purchase price allocation to assets acquired and liabilities assumed in the acquisition are as follows:

(in € millions)
Cash and cash equivalents	8
Trade and other receivables	11
Other current assets	15
Intangible assets	22
Trade and other payables	(11)
Accrued expenses and other liabilities	(13)
Total identifiable net assets	32
Goodwill	85
Fair value of net assets acquired	117